Segment Information (Segment Operating Information by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Revenues:
Online game		$ 449,533		$ 395,708	$ 636,846
Online advertising		25,129		39,409	57,832
Cinema advertising		91,419		68,542	42,573
IVAS		14,180		21,726	24,385
Total revenues		580,261		525,385	761,636
Cost of revenues:
Online game		62,701		96,140	156,281
Online advertising		6,660		10,104	11,565
Cinema advertising		84,944		45,959	29,231
IVAS		9,408		13,576	19,649
SBC in cost of revenues	[1]	73		31	35
Total cost of revenues		163,786		165,810	216,761
Gross profit		416,475		359,575	544,875
Operating expenses:
Product development		124,869		118,738	165,130
Sales and marketing		59,705		55,971	91,338
General and administrative		37,218		45,642	71,772
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		86,882		0	40,324
SBC in operating expenses	[1]	17,320		8,371	14,989
Total operating expenses		325,994		228,722	383,553
Operating profit		90,481		130,853	161,322
Interest income		32,319		21,490	23,777
Foreign currency exchange gain/(loss)		(5,196)		5,108	2,954
Interest expense		(4,372)		(4,321)	(8,333)
Other income, net		9,374		15,523	64,962
Income before income tax expense		122,606		168,653	244,682
Income tax expense/(credit)		40,767		21,583	54,055
Net income		81,839		147,070	190,627
Less: Net income/(loss) attributable to the non-controlling interest		(26,995)		2,123	(22,157)
Net income attributable to Changyou.com Limited		108,834		$ 144,947	212,784
Revenue, Segment [Member] | Segment Concentration Risk, Cinema Advertising [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Percentage of concentration risk				10.00%
Operating Segments [Member] | Online Game [Member]
Revenues:
Online game		443,625	[2]	$ 380,537	627,309	[2]
Online advertising		0	[2]	0	0	[2]
Cinema advertising		0	[2]	0	0	[2]
IVAS		0	[2]	0	0	[2]
Total revenues		443,625	[2]	380,537	627,309	[2]
Cost of revenues:
Online game		61,837		94,900	150,368
Online advertising		0		0	0
Cinema advertising		0		0	0
IVAS		0		0	0
SBC in cost of revenues	[1]	73		31	37
Total cost of revenues		61,910		94,931	150,405
Gross profit		381,715		285,606	476,904
Operating expenses:
Product development		112,886		97,990	133,523
Sales and marketing		34,389		26,898	60,437
General and administrative		29,055		36,032	57,341
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		0			0
SBC in operating expenses	[1]	17,296		8,301	14,957
Total operating expenses		193,626		169,221	266,258
Operating profit		188,089		116,385	210,646
Interest income		32,203		21,562	24,886
Foreign currency exchange gain/(loss)		(5,007)		4,905	2,858
Interest expense		(4,372)		(4,321)	(8,330)
Other income, net		7,974		13,964	64,912
Income before income tax expense		218,887		152,495	294,972
Income tax expense/(credit)		40,252		23,689	53,186
Net income		178,635		128,806	241,786
Less: Net income/(loss) attributable to the non-controlling interest		4		0	88
Net income attributable to Changyou.com Limited		178,631		128,806	241,698
Operating Segments [Member] | Platform Channel [Member]
Revenues:
Online game		5,908	[2]	15,171	9,537	[2]
Online advertising		25,311	[2]	39,409	59,127	[2]
Cinema advertising		0	[2]	0	0	[2]
IVAS		14,180	[2]	21,726	24,385	[2]
Total revenues		45,399	[2]	76,306	93,049	[2]
Cost of revenues:
Online game		864		1,240	5,913
Online advertising		6,660		10,104	11,565
Cinema advertising		0		0	0
IVAS		9,408		13,576	19,649
SBC in cost of revenues	[1]	0		0	(2)
Total cost of revenues		16,932		24,920	37,125
Gross profit		28,467		51,386	55,924
Operating expenses:
Product development		11,983		20,748	31,607
Sales and marketing		2,876		12,720	20,853
General and administrative		4,330		6,070	12,100
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		86,882			40,324
SBC in operating expenses	[1]	24		70	32
Total operating expenses		106,095		39,608	104,916
Operating profit		(77,628)		11,778	(48,992)
Interest income		116		67	79
Foreign currency exchange gain/(loss)		(189)		203	96
Interest expense		0		(139)	(1,191)
Other income, net		1,439		1,378	382
Income before income tax expense		(76,262)		13,287	(49,626)
Income tax expense/(credit)		3		161	193
Net income		(76,265)		13,126	(49,819)
Less: Net income/(loss) attributable to the non-controlling interest		(26,999)		2,123	(22,245)
Net income attributable to Changyou.com Limited		(49,266)		11,003	(27,574)
Operating Segments [Member] | Cinema Advertising [Member]
Revenues:
Online game		0	[2]	0	0	[2]
Online advertising		0	[2]	0	0	[2]
Cinema advertising		91,419	[2]	68,542	42,589	[2]
IVAS		0	[2]	0	0	[2]
Total revenues		91,419	[2]	68,542	42,589	[2]
Cost of revenues:
Online game		0		0	0
Online advertising		0		0	0
Cinema advertising		84,944		45,959	29,231
IVAS		0		0	0
SBC in cost of revenues	[1]	0		0	0
Total cost of revenues		84,944		45,959	29,231
Gross profit		6,475		22,583	13,358
Operating expenses:
Product development		0		0	0
Sales and marketing		22,622		16,353	11,359
General and administrative		3,833		3,540	2,331
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		0			0
SBC in operating expenses	[1]	0		0	0
Total operating expenses		26,455		19,893	13,690
Operating profit		(19,980)		2,690	(332)
Interest income		0		0	0
Foreign currency exchange gain/(loss)		0		0	0
Interest expense		0		0	0
Other income, net		(39)		181	(332)
Income before income tax expense		(20,019)		2,871	(664)
Income tax expense/(credit)		512		(2,267)	676
Net income		(20,531)		5,138	(1,340)
Less: Net income/(loss) attributable to the non-controlling interest		0		0	0
Net income attributable to Changyou.com Limited		(20,531)		5,138	(1,340)
Eliminations and adjustments [Member]
Revenues:
Online game		0	[2]	0	0	[2]
Online advertising		(182)	[2]	0	(1,295)	[2]
Cinema advertising		0	[2]	0	(16)	[2]
IVAS		0	[2]	0	0	[2]
Total revenues		(182)	[2]	0	(1,311)	[2]
Cost of revenues:
Online game		0		0	0
Online advertising		0		0	0
Cinema advertising		0		0	0
IVAS		0		0	0
SBC in cost of revenues	[1]	0		0	0
Total cost of revenues		0		0	0
Gross profit		(182)		0	(1,311)
Operating expenses:
Product development		0		0	0
Sales and marketing		(182)		0	(1,311)
General and administrative		0		0	0
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		0			0
SBC in operating expenses	[1]	0		0	0
Total operating expenses		(182)		0	(1,311)
Operating profit		0		0	0
Interest income		0		(139)	(1,188)
Foreign currency exchange gain/(loss)		0		0	0
Interest expense		0		139	1,188
Other income, net		0		0	0
Income before income tax expense		0		0	0
Income tax expense/(credit)		0		0	0
Net income		0		0	0
Less: Net income/(loss) attributable to the non-controlling interest		0		0	0
Net income attributable to Changyou.com Limited		$ 0		$ 0	$ 0

[1]	"SBC" stands for share-based compensation expense.
[2]	The intra-group elimination for segment revenues mainly consists of sales and marketing services provided by the platform channel business and the cinema advertising business to the online game business.